Acquired Intangible Assets	12 Months Ended
Dec. 31, 2013
Acquired Intangible Assets
8.	ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets, net consisted of the following:

	December 31,
	2012				2013
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$10,742	$(4,774)	$(2,107)	$3,861	$15,634	$(7,171)	$(5,665)	$2,798
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	—	(1,470)	200	1,670	(50)	(1,620)	—

	$13,112	$(5,187)	$(3,864)	$4,061	$18,004	$(7,634)	$(7,572)	$2,798

The Group recorded amortization expenses of $486, $2,140 and $2,337 for the years ended December 31, 2011, 2012 and 2013, respectively.

In 2012, based on the actual and expected operating results of the ODP reporting unit, the Group recorded an impairment loss of $2,076 for related software licenses. Similarly, $287 and $1,470 of impairment expense was recorded for the brand name phone sales reporting unit’s customer base and trade name and domain name intangible assets, respectively, because of the Group’s plan to shift its production capacity from the “QiGi” brand, to which these intangible assets relate, to the Group’s self-developed “Tecface” brand, which result in the Group’s reassessment of the estimated economics life of QIGI’s trade name and domain name.

In 2013, based on recent information obtained in the fourth quarter of 2013, the future purchase orders of certain mobile phone products would not achieve the planned sales target and, the Group performed an impairment assessment on the intangible assets. As a result, the Group determined an impairment loss of $3,445 and $150 for software licenses, and trade name and domain name, respectively in 2013.

The fair value of these intangible assets was determined using income approach with significant unobservable inputs, which were classified as Level 3 measurements, primarily the estimated future cash flow, and discount rate of 25%. The impairment losses were recorded since the Group estimated the fair value associated with these assets were less than their carrying values.

The Group recorded impairment losses of $nil, $3,833 and $3,595 for the years ended December 31, 2011, 2012 and 2013 respectively.

The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2013 were as follows:

Year 2014	$1,084
Year 2015	1,076
Year 2016	638

$2,798